UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

GLOBAL EQUITY FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	March 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.6%
23,400	Toyota Motor Corp. (a)	$750,731

Diversified Consumer Services - 1.7%
10,700	Apollo Group Inc., Class A Shares *	838,131
21,400	H&R Block Inc.	389,266
4,700	ITT Educational Services Inc. *	570,674
1,900	Strayer Education Inc.	341,753

	Total Diversified Consumer Services	2,139,824

Hotels, Restaurants & Leisure - 2.0%
93,400	Compass Group PLC (a)	426,149
22,100	McDonald’s Corp.	1,205,997
25,100	OPAP S.A. (a)	662,365
10,800	Yum! Brands Inc.	296,784

	Total Hotels, Restaurants & Leisure	2,591,295

Household Durables - 0.4%
48,200	D.R. Horton Inc.	467,540

Leisure Equipment & Products - 0.3%
38,100	Sega Sammy Holdings Inc. (a)	336,088

Media - 1.6%
38,540	DIRECTV Group Inc. *	878,326
35,000	Reed Elsevier NV (a)	373,766
17,200	Vivendi Universal SA (a)	453,837
57,800	WPP PLC (a)	324,528

	Total Media	2,030,457

Multiline Retail - 0.8%
12,600	Dollar Tree Inc. *	561,330
15,000	Family Dollar Stores Inc.	500,550

	Total Multiline Retail	1,061,880

Specialty Retail - 1.8%
9,700	Advance Auto Parts Inc.	398,476
2,800	AutoZone Inc. *	455,336
3,500	Fast Retailing Co., Ltd. (a)	400,552
8,825	Hennes & Mauritz AB, Class B Shares (a)	330,412
12,000	Ross Stores Inc.	430,560
14,300	TJX Cos. Inc.	366,652

	Total Specialty Retail	2,381,988

Textiles, Apparel & Luxury Goods - 0.4%
13,800	Polo Ralph Lauren Corp.	583,050

	TOTAL CONSUMER DISCRETIONARY	12,342,853

CONSUMER STAPLES - 11.3%
Beverages - 0.8%
7,300	Coca-Cola Co.	320,835
28,000	Coca-Cola Enterprises Inc.	369,320
7,900	PepsiCo Inc.	406,692

	Total Beverages	1,096,847

Food & Staples Retailing - 3.0%
65,800	Koninklijke Ahold NV (a)	719,370
15,600	Lawson Inc. (a)	643,532
17,300	Seven & I Holdings Co., Ltd. (a)	382,077
15,600	Sysco Corp.	355,680

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Food & Staples Retailing - 3.0% (continued)
33,680	Wal-Mart Stores Inc.	$1,754,728

	Total Food & Staples Retailing	3,855,387

Food Products - 4.1%
34,100	Archer-Daniels-Midland Co.	947,298
15,866	Aryzta AG (a)*	370,573
22,400	Dean Foods Co. *	404,992
9,200	Kerry Group PLC, Class A Shares (a)	186,074
58,600	Nestle SA, Registered Shares (a)	1,980,014
31,700	Sara Lee Corp.	256,136
54,600	Unilever NV, CVA (a)	1,077,903

	Total Food Products	5,222,990

Household Products - 0.7%
19,100	Procter & Gamble Co.	899,419

Tobacco - 2.7%
68,164	Altria Group Inc.	1,091,987
40,708	British American Tobacco PLC (a)	941,185
8,900	Lorillard Inc.	549,486
24,164	Philip Morris International Inc.	859,755

	Total Tobacco	3,442,413

	TOTAL CONSUMER STAPLES	14,517,056

ENERGY - 11.2%
Energy Equipment & Services - 0.7%
19,000	Noble Corp.	457,710
26,400	Pride International Inc. *	474,672

	Total Energy Equipment & Services	932,382

Oil, Gas & Consumable Fuels - 10.5%
8,200	Anadarko Petroleum Corp.	318,898
20,800	BG Group PLC (a)	314,797
135,237	BP PLC (a)	903,716
18,870	Chevron Corp.	1,268,819
23,300	ConocoPhillips	912,428
9,100	EnCana Corp.	371,840
51,400	Eni SpA (a)	988,250
40,425	Exxon Mobil Corp.	2,752,943
10,200	LUKOIL, ADR (a)	383,181
16,200	Marathon Oil Corp.	425,898
75,800	Royal Dutch Shell PLC, Class A Shares	1,702,611
32,800	StatoilHydro ASA (a)	571,804
62,000	Surgutneftegaz, ADR (a)	378,187
28,700	Total SA (a)	1,421,420
17,600	Valero Energy Corp.	315,040
15,800	Woodside Petroleum Ltd. (a)	415,857

	Total Oil, Gas & Consumable Fuels	13,445,689

	TOTAL ENERGY	14,378,071

FINANCIALS - 14.2%
Capital Markets - 0.3%
14,500	Morgan Stanley	330,165

Commercial Banks - 7.7%
43,700	Australia & New Zealand Banking Group Ltd. (a)	480,020
87,600	Banco Bilbao Vizcaya Argentaria SA (a)	710,968
87,100	Banco Santander Central Hispano SA (a)	598,037
17,700	Bank of Nova Scotia	435,492
86,000	Bank of Yokohama Ltd. (a)	369,591
9,800	BNP Paribas SA (a)	403,360
405,000	BOC Hong Kong Holdings Ltd. (a)	415,593

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Commercial Banks - 7.7% (continued)
42,950	Commonwealth Bank of Australia (a)	$1,040,148
9,940	Cullen/Frost Bankers Inc.	466,584
100,000	Gunma Bank Ltd. (a)	543,977
88,300	HSBC Holdings PLC (a)	499,118
385,900	Kasikornbank Public Co., Ltd. (a)	496,700
66,800	Nordea Bank AB (a)	332,700
25,040	Royal Bank of Canada	729,309
56,000	Standard Chartered PLC (a)	693,610
10,000	Sumitomo Mitsui Financial Group Inc. (a)	352,863
21,900	Wells Fargo & Co.	311,856
80,892	Westpac Banking Corp. (a)	1,076,555

	Total Commercial Banks	9,956,481

Diversified Financial Services - 0.4%
19,400	JPMorgan Chase & Co.	515,652

Insurance - 4.6%
17,200	AFLAC Inc.	332,992
9,700	Aon Corp.	395,954
49,300	AXA (a)	597,779
12,100	Chubb Corp.	512,072
1,600	Fairfax Financial Holdings Ltd.	413,050
14,100	First American Corp.	373,791
162,200	Insurance Australia Group Ltd. (a)	395,082
168,800	Mapfre SA (a)	369,784
23,600	Progressive Corp. *	317,184
77,000	Sompo Japan Insurance Inc. (a)	403,322
168	Sony Financial Holdings Inc. (a)	450,001
23,100	Travelers Cos. Inc.	938,784
34,100	Unum Group	426,250

	Total Insurance	5,926,045

Real Estate Investment Trusts (REITs) - 0.5%
21,900	Liberty Property Trust	414,786
5,000	Public Storage Inc.	276,250

	Total Real Estate Investment Trusts (REITs)	691,036

Real Estate Management & Development - 0.4%
13,800	Daito Trust Construction Co., Ltd. (a)	462,733

Thrifts & Mortgage Finance - 0.3%
29,900	Hudson City Bancorp Inc.	349,531

	TOTAL FINANCIALS	18,231,643

HEALTH CARE - 12.2%
Biotechnology - 1.5%
21,800	Amgen Inc. *	1,079,536
17,900	Gilead Sciences Inc. *	829,128

	Total Biotechnology	1,908,664

Health Care Providers & Services - 1.4%
7,400	Express Scripts Inc. *	341,658
9,400	Medco Health Solutions Inc. *	388,596
32,400	UnitedHealth Group Inc.	678,132
9,400	WellPoint Inc. *	356,918

	Total Health Care Providers & Services	1,765,304

Pharmaceuticals - 9.3%
18,600	Abbott Laboratories	887,220
38,100	AstraZeneca PLC (a)	1,349,409
46,100	Bristol-Myers Squibb Co.	1,010,512
14,200	Forest Laboratories Inc. *	311,832

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Pharmaceuticals - 9.3% (continued)
79,500	GlaxoSmithKline PLC (a)	$1,236,008
23,900	H. Lundbeck A/S (a)	406,810
14,500	Johnson & Johnson	762,700
40,400	Merck & Co. Inc.	1,080,700
26,100	Novartis AG, Registered Shares (a)	983,342
92,000	Pfizer Inc.	1,253,040
4,300	Roche Holding AG (a)	589,305
25,100	Sanofi-Aventis (a)	1,406,594
21,000	Takeda Pharmaceutical Co., Ltd. (a)	728,475

	Total Pharmaceuticals	12,005,947

	TOTAL HEALTH CARE	15,679,915

INDUSTRIALS - 9.6%
Aerospace & Defense - 3.3%
4,400	Alliant Techsystems Inc. *	294,712
87,100	BAE Systems PLC (a)	417,292
253,000	Bombardier Inc., Class B Shares	589,025
9,000	General Dynamics Corp.	374,310
4,300	L-3 Communications Holdings Inc.	291,540
9,600	Lockheed Martin Corp.	662,688
9,900	Northrop Grumman Corp.	432,036
19,100	Raytheon Co.	743,754
15,200	Zodiac SA (a)	384,869

	Total Aerospace & Defense	4,190,226

Airlines - 0.3%
61,000	Singapore Airlines Ltd. (a)	401,055

Building Products - 0.3%
14,800	Compagnie de Saint-Gobain (a)	413,606

Commercial Services & Supplies - 0.8%
80,200	Securitas AB, Class B Shares (a)	583,069
71,000	Toppan Printing Co., Ltd. (a)	487,420

	Total Commercial Services & Supplies	1,070,489

Construction & Engineering - 1.4%
14,400	Fluor Corp.	497,520
26,600	KBR Inc.	367,346
12,400	URS Corp. *	501,084
12,500	Vinci SA (a)	462,348

	Total Construction & Engineering	1,828,298

Industrial Conglomerates - 1.1%
49,376	General Electric Co.	499,191
16,750	Siemens AG, Registered Shares (a)	957,888

	Total Industrial Conglomerates	1,457,079

Machinery - 0.8%
9,900	Flowserve Corp.	555,588
10,500	Schindler Holding AG (a)	494,799

	Total Machinery	1,050,387

Professional Services - 0.7%
6,400	Dun & Bradstreet Corp.	492,800
340	SGS SA, Registered Shares (a)	356,218

	Total Professional Services	849,018

Trading Companies & Distributors - 0.9%
130,000	Marubeni Corp. (a)	403,666

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Trading Companies & Distributors - 0.9% (continued)
55,700	Mitsubishi Corp. (a)	$741,334

	Total Trading Companies & Distributors	1,145,000

	TOTAL INDUSTRIALS	12,405,158

INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.7%
102,800	Cisco Systems Inc. *	1,723,956
56,000	Telefonaktiebolaget LM Ericsson, Class B Shares (a)	453,916

	Total Communications Equipment	2,177,872

Computers & Peripherals - 5.0%
14,400	Apple Inc. *	1,513,728
69,300	Dell Inc. *	656,964
70,900	EMC Corp. *	808,260
44,140	Hewlett-Packard Co.	1,415,128
17,550	International Business Machines Corp.	1,700,420
18,100	Lexmark International Inc., Class A Shares *	305,347

	Total Computers & Peripherals	6,399,847

Electronic Equipment, Instruments & Components - 0.3%
12,500	Amphenol Corp., Class A Shares	356,125

IT Services - 2.5%
29,200	Accenture Ltd., Class A Shares	802,708
12,566	Affiliated Computer Services Inc., Class A Shares *	601,786
8,600	Automatic Data Processing Inc.	302,376
10,500	Computer Sciences Corp. *	386,820
8,600	Hewitt Associates Inc., Class A Shares *	255,936
2,600	MasterCard Inc., Class A Shares	435,448
146	NTT Data Corp. (a)	400,414

	Total IT Services	3,185,488

Semiconductors & Semiconductor Equipment - 0.7%
31,900	Altera Corp.	559,845
47,300	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	423,335

	Total Semiconductors & Semiconductor Equipment	983,180

Software - 2.4%
12,400	BMC Software Inc. *	409,200
22,500	CA Inc.	396,225
41,100	Microsoft Corp.	755,007
27,000	Oracle Corp. *	487,890
19,600	Sybase Inc. *	593,684
26,000	Synopsys Inc. *	538,980

	Total Software	3,180,986

	TOTAL INFORMATION TECHNOLOGY	16,283,498

MATERIALS - 5.4%
Chemicals - 2.6%
6,800	Air Liquide SA (a)	551,673
14,000	BASF AG (a)	424,401
10,800	FMC Corp.	465,912
14,800	Koninklijke DSM NV (a)	388,388
4,800	Monsanto Co.	398,880
5,000	Potash Corp. of Saskatchewan Inc.	403,666
3,700	Syngenta AG (a)	742,499

	Total Chemicals	3,375,419

Construction Materials - 0.2%
14,000	CRH PLC (a)	300,704

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Containers & Packaging - 0.5%
35,900	Amcor Ltd. (a)	$111,217
11,200	Ball Corp.	486,080

	Total Containers & Packaging	597,297

Metals & Mining - 2.1%
17,600	Barrick Gold Corp.	568,780
85,600	BHP Billiton PLC (a)	1,692,262
33,919	Gold Fields Ltd. (a)	380,849

	Total Metals & Mining	2,641,891

	TOTAL MATERIALS	6,915,311

TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 4.5%
25,242	AT&T Inc.	636,098
19,964	Chunghwa Telecom Co., Ltd., ADR	363,951
36,650	Deutsche Telekom AG, Registered Shares (a)	455,304
38,800	France Telecom SA (a)	881,121
17,900	Koninklijke KPN NV (a)	239,049
14,100	Nippon Telegraph & Telephone Corp. (a)	535,699
38,467	Portugal Telecom, SGPS, SA (a)	297,721
47,525	Telefonica SA (a)	947,849
48,300	Verizon Communications Inc.	1,458,660

	Total Diversified Telecommunication Services	5,815,452

Wireless Telecommunication Services - 2.6%
32,100	America Movil SAB de CV, Series L Shares, ADR	869,268
77	KDDI Corp. (a)	363,457
287	NTT DoCoMo Inc. (a)	391,704
39,600	Turkcell Iletisim Hizmetleri AS, ADR	486,684
684,600	Vodafone Group PLC (a)	1,194,206

	Total Wireless Telecommunication Services	3,305,319

	TOTAL TELECOMMUNICATION SERVICES	9,120,771

UTILITIES - 5.9%
Electric Utilities - 2.7%
17,800	American Electric Power Co. Inc.	449,628
15,550	E.ON AG (a)	432,237
16,800	Electric Power Development Co. (a)	499,182
130,000	Enel SpA (a)	622,647
26,600	Enersis SA, ADR	401,660
6,300	Exelon Corp.	285,957
6,000	FirstEnergy Corp.	231,600
6,600	FPL Group Inc.	334,818
8,100	Kyushu Electric Power Co. Inc. (a)	181,367

	Total Electric Utilities	3,439,096

Gas Utilities - 1.1%
225,000	Centrica PLC (a)	734,641
92,000	Tokyo Gas Co., Ltd. (a)	321,406
13,900	UGI Corp.	328,179

	Total Gas Utilities	1,384,226

Multi-Utilities - 2.1%
22,400	Dominion Resources Inc.	694,176
7,800	GDF Suez (a)	267,808
11,950	RWE AG (a)	838,981

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

SHARES	SECURITY	VALUE
Multi-Utilities - 2.1% (continued)
20,200	Sempra Energy	$934,048

	Total Multi-Utilities	2,735,013

	TOTAL UTILITIES	7,558,335

	TOTAL COMMON STOCKS (Cost - $152,332,101)	127,432,611

RIGHTS - 0.1%
Ireland - 0.1%
4,000	CRH PLC, Expires 4/8/09 *	87,035

Spain - 0.0%
168,800	Mapfre SA, Expires 4/1/09 *	2,240

	TOTAL RIGHTS (Cost - $43,584)	89,275

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $152,375,685)	127,521,886

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
$2,442,000	State Street Bank & Trust Co. dated 3/31/09, 0.010% due 4/1/09; Proceeds due at maturity - $2,442,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 8/27/09; Market value - $2,492,006) (Cost - $2,442,000)	2,442,000

	TOTAL INVESTMENTS - 101.1% (Cost - $154,817,685#)	129,963,886
	Liabilities in Excess of Other Assets - (1.1)%	(1,418,103)

	TOTAL NET ASSETS - 100.0%	$128,545,783

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

Summary of Investments by Country **

United States	49.7%
United Kingdom	8.3
Japan	7.8
France	5.6
Switzerland	4.6
Netherlands	3.5
Australia	2.7
Canada	2.7
Germany	2.4
Spain	2.0
Sweden	1.3
Italy	1.2
Mexico	0.7
Bermuda	0.6
Taiwan	0.6
Russia	0.6
Greece	0.5
Ireland	0.4
Norway	0.4
Thailand	0.4
Turkey	0.4
Hong Kong	0.3
Denmark	0.3
Chile	0.3
Singapore	0.3
South Africa	0.3
Portugal	0.2
Short-Term Investment	1.9
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$129,963,886	$73,639,368	$56,324,518	—

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$781,104
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(245,405	)(1)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(535,699)

Balance as of March 31, 2009	—

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	—

(1)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,827,166
Gross unrealized depreciation	(28,680,965)

Net unrealized depreciation	$(24,853,799)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009 the Fund did not hold any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)

3. Recent accounting pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: May 28, 2009